Transactions with related parties (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Loans and advances to banks		R$ 724,369	R$ 1,033,479
Other assets		3,572	6,128
Liabilities
Deposits from customers		1,122,088	1,524,462
Funds from issuance of securities		8,282,217	6,977,691
Social and statutory		2,275,419	1,770,149
Other liabilities		8,827,877	13,704
Controllers
Assets
Loans and advances to banks	[1]	0	0
Other assets	[1]	0	0
Liabilities
Deposits from customers	[1]	931,141	1,374,940
Funds from issuance of securities	[1]	6,632,932	5,755,615
Social and statutory	[1]	2,275,419	1,770,149
Other liabilities	[1]	0	0
Associates and Jointly controlled companies
Assets
Loans and advances to banks	[2]	724,369	1,033,479
Other assets	[2]	3,572	6,128
Liabilities
Deposits from customers	[2]	103,734	62,928
Funds from issuance of securities	[2]	244,082	398,549
Social and statutory	[2]	0	0
Other liabilities	[2]	8,827,877	13,704
Key management personnel
Assets
Loans and advances to banks	[3]	0	0
Other assets	[3]	0	0
Liabilities
Deposits from customers	[3]	87,213	86,594
Funds from issuance of securities	[3]	1,405,203	823,527
Social and statutory	[3]	0	0
Other liabilities	[3]	R$ 0	R$ 0

[1]	Cidade de Deus Cia. Cial. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., Titanium Holdings S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[2]	Companies listed in Note 2; and
[3]	Members of the Board of Directors and the Board of Executive Officers.